Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals) - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Weighted average number of ordinary shares outstanding used in computing (loss) earnings per share, Diluted (in Shares)	44,069,300	41,204,669	38,417,461
(Loss) earnings per share, Diluted (in Dollars per share)	$ (0.38)	$ (0.04)	$ 0.03